INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Raw materials	$ 6,087,516	$ 2,947,296
Work-in-process	7,693,833	4,878,905
Finished goods	5,821,975	4,454,499
Total	19,603,324	12,280,700
Inventory write-down			$ 62,422